Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Employee Benefit Plans

21. Employee Benefit Plans

The Company has a defined contribution plan under Section 401(k) of the Internal Revenue Code ("401(k) Plan") covering all full-time employees who meet certain eligibility requirements. Eligible employees may defer up to 4% of their pre-tax compensation, up to the annual maximum allowed by the Internal Revenue Service. Under the 401(k) Plan, the Company may, but is not obligated to, match a portion of the employee contributions up to a defined maximum. The Company made matching contributions of $0.2 million and $0.1 million for the three months ended September 30, 2011 and 2010, respectively, and $0.6 million and $0.4 million for the nine months ended September 30, 2011 and 2010, respectively.

21. Employee Benefit Plans

The Company has a defined contribution plan under Section 401(k) of the Internal Revenue Code ("401(k) Plan") covering all full-time employees who meet certain eligibility requirements. Eligible employees may defer up to 4% of their pre-tax compensation, up to the annual maximum allowed by the Internal Revenue Service. Under the 401(k) Plan, the Company may, but is not obligated to, match a portion of the employee contributions up to a defined maximum. The Company made matching contributions of $0.2 million and $0.6 million for the year ended December 31, 2009 and 2010, respectively.